Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component	The expense associated with each component is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Stock options	713	743	2,290	1,769
DSUs	263	269	778	722
RSUs	811	806	2,526	1,862
ESPP	28	27	76	85
	1,815	1,845	5,670	4,438

The following table presents share-based compensation expense by function for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Cost of revenue	91	90	241	206
General and administrative	1,245	1,005	3,662	2,530
Sales and marketing	268	552	1,104	1,056
Research and development	211	198	663	646
	1,815	1,845	5,670	4,438

Schedule of Changes in Stock Options
The changes in the number of stock options during the nine months ended September 30, 2024 and 2023 were as follows:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	825,091	28.37	1,349,001	13.60
Options granted	205,076	61.61	236,753	52.15
Options forfeited	(40,519)	61.97	(98,570)	42.67
Options exercised	(72,924)	22.78	(194,188)	4.88
Options expired	(1,037)	49.84	—	—

Options outstanding – September 30	915,687	34.75	1,292,996	19.75
Options exercisable – September 30	498,973	20.01	850,250	7.59

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the nine months ended September 30, 2024 and 2023 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2024	2023
	C$	C$
Weighted average stock price valuation	$61.61	$52.15
Weighted average exercise price	$61.61	$52.15
Risk-free interest rate	3.56%	3.11%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	57%	64%
Weighted average fair value of options issued	$30.71	$28.15
The following table is a summary of the Company’s stock options outstanding as at September 30, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	1.98	0.0001 - 1.09	235,320
8.86 - 11.06	23,985	6.24	8.86 - 11.06	21,242
15.79 - 16.00	119,981	5.02	15.79 - 16.00	80,413
26.43 - 60.00	436,293	5.05	26.43 - 60.00	149,790
60.01 - 95.12	100,108	4.56	60.01 - 95.12	12,208
	915,687	4.24		498,973

The following table is a summary of the Company’s stock options outstanding as at September 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	639,920	2.13	0.0001 - 1.09	639,920
8.86 - 11.06	43,811	7.16	8.86 - 11.06	27,126
15.79 - 16.00	196,930	5.82	15.79 - 16.00	107,481
26.43 - 60.00	374,010	5.84	26.43 - 60.00	58,316
60.01 - 95.12	38,325	5.40	60.01 -95.12	17,407
	1,292,996	4.03		850,250

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at September 30, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	1.98	0.0001 - 1.09	235,320
8.86 - 11.06	23,985	6.24	8.86 - 11.06	21,242
15.79 - 16.00	119,981	5.02	15.79 - 16.00	80,413
26.43 - 60.00	436,293	5.05	26.43 - 60.00	149,790
60.01 - 95.12	100,108	4.56	60.01 - 95.12	12,208
	915,687	4.24		498,973

The following table is a summary of the Company’s stock options outstanding as at September 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	639,920	2.13	0.0001 - 1.09	639,920
8.86 - 11.06	43,811	7.16	8.86 - 11.06	27,126
15.79 - 16.00	196,930	5.82	15.79 - 16.00	107,481
26.43 - 60.00	374,010	5.84	26.43 - 60.00	58,316
60.01 - 95.12	38,325	5.40	60.01 -95.12	17,407
	1,292,996	4.03		850,250

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2023	115,576
Granted (at C$51.95 - C$68.04 per unit)	26,257
DSUs - September 30, 2024	141,833
RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2023	160,150
Granted (at C$50.39 - C$73.54 per unit)	102,196
Released (at C$40.30 - $86.38 per unit)	(54,776)
Forfeited (at C$52.15 - $86.38 per unit)	(17,958)
RSUs - September 30, 2024	189,612